Stock-based Compensation (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance at beginning	6,818	14,395		22,772
Granted		3,787	[1]	5,895	[2]
Vested		(11,190)		(14,118)
Forfeited		(179)		(155)
Balance at ending		6,818		14,395
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Balance at beginning	$ 19.60	$ 37.20		$ 15.20
Granted		32.40		139.00
Vested		51.20		35.00
Forfeited		139.80
Balance at ending		$ 19.60		$ 37.20
RestrictedStockUnitsMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance at beginning	6,813
Granted	6,187
Vested	(7,123)
Forfeited
Balance at ending	5,877	6,813
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Balance at beginning	$ 19.60
Granted	30.20
Vested	22.00
Forfeited
Balance at ending	$ 28.40	$ 19.60

[1]	641 restricted stock units were granted on June 12, 2017 with a weighted average grant date fair value of $13.00 and 3,146 restricted stock units were granted on June 12, 2018 with a weighted average grant date fair value of $36.40
[2]	2,000 restricted stock units were granted on March 27, 2017 with a weighted average grant date fair value of $167.00, 895 restricted stock units were granted on May 19, 2017 with a weighted average grant date fair value of $139.80 and 3,000 restricted stock units were granted on June 19, 2017 with a weighted average grant date fair value of $120.00.